General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	$ 1,608,794	$ 1,763,587	$ 1,191,155
Employee compensation and benefits [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	961,976	705,542	532,263
Travel and communication expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	69,488	68,041	62,236
Consulting fees [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	60,818	116,828	79,718
Depreciation and amortization expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	105,981	96,125	127,870
Entertainment [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	144,159	365,038	251,556
Office and miscellaneous [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	$ 266,372	$ 412,013	$ 137,512